Related-Party Transactions (Loans to Principal Officers, Directors and Affiliates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related-Party Transactions [Abstract]
Beginning balance	$ 635
New loans	1,826
Effect of changes in composition of related parties
Repayments	(62)
Ending balance	$ 2,399